Organization and Business Description (Details) - Schedule of asset, liability and net asset	12 Months Ended
Dec. 31, 2020
HC High Summit Holding Limited (“HC High BVI”) [Member]
Business Acquisition [Line Items]
Name	HC High Summit Holding Limited (“HC High BVI”)
Background	A BVI company
Ownership	100% owned by the Company
Incorporated date	Incorporated on March 22, 2018
Holding company	A holding company
Tongdow Block Chain Information Technology Company Limited (“Tongdow Block Chain”) [Member]
Business Acquisition [Line Items]
Name	Tongdow Block Chain Information Technology Company Limited (“Tongdow Block Chain”)
Background	A Hong Kong company
Ownership	100% owned by HC High BVI
Incorporated date	Incorporated on April 2, 2020
Holding company	A holding company
Zhong Hui Dao Ming Investment Management Limited (“ZHDM HK”) [Member]
Business Acquisition [Line Items]
Name	Zhong Hui Dao Ming Investment Management Limited (“ZHDM HK”)
Background	A Hong Kong company
Ownership	100% owned by HC High BVI
Incorporated date	Incorporated on March 28, 2007
Holding company	A holding company
Tongdow E-trading Limited (“Tongdow HK”) [Member]
Business Acquisition [Line Items]
Name	Tongdow E-trading Limited (“Tongdow HK”)
Background	A Hong Kong company
Ownership	100% owned by HC High BVI
Incorporated date	Incorporated on November 25, 2010
Holding company	A holding company
Shanghai Jianchi Supply Chain Company Limited (“Shanghai Jianchi”) [Member]
Business Acquisition [Line Items]
Name	Shanghai Jianchi Supply Chain Company Limited (“Shanghai Jianchi”)
Background	A PRC company and deemed a wholly foreign owned enterprise (“WFOE”)
Ownership	WFOE, 100% owned by Tongdow Block Chain
Incorporated date	Incorporated on April 2, 2020
Registered capital	Registered capital of $10 million
Holding company	A holding company
Tongdow Hainan Digital Technology Co., Ltd. (“Tondow Hainan”) [Member]
Business Acquisition [Line Items]
Name	Tongdow Hainan Digital Technology Co., Ltd. (“Tondow Hainan”)
Background	A PRC limited liability company
Ownership	A wholly owned subsidiary of Shanghai Jianchi
Incorporated date	Incorporated on July 16, 2020
Registered capital	Registered capital of $1,417,736 (RMB 10 million) with registered capital fully paid-up
Nature of business	Engaged in commodity trading business and providing supply chain management services to customers
Shenzhen Huamucheng Trading Co., Ltd. (“Huamucheng”) [Member]
Business Acquisition [Line Items]
Name	Shenzhen Huamucheng Trading Co., Ltd. (“Huamucheng”)
Background	A PRC limited liability company
Ownership	VIE of Hao Limo before June 25, 2020, and a wholly owned subsidiary of Shanghai Jianchi
Incorporated date	Incorporated on December 30, 2013
Registered capital	Registered capital of $1,417,736 (RMB 10 million) with registered capital fully paid-up
Nature of business	Engaged in commodity trading business and providing supply chain management services to customers
Qianhai Baiyu [Member]
Business Acquisition [Line Items]
Name	Qianhai Baiyu
Background	A PRC limited liability company
Ownership	A wholly owned subsidiary of Huamucheng
Incorporated date	Incorporated on August 17, 2016
Registered capital	Registered capital of $4,523,857 (RMB 30 million) with registered capital of $736,506 (RMB 5 million) paid-up
Nature of business	Engaged in commodity trading business and providing supply chain management services to customers